UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20546

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: JUNE 30, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDEMENT (CHECK ONLY ONE.). [ ] IS A RESTATMENT.
[ ] adds new entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:			RABORN & CO., INC.
ADDRESS:		777 EAST ATLANTIC AVE.
			SUITE 301
			DELRAY BEACH, FL   33483

13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL
INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL RQUIRED ITEMS, STATEMENT,
SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			DOUGLAS K. RABORN
TITLE:		CEO, PORTFOLIO MANAGER
PHONE:		561-278-5555
SIGNATURE, PLACE, AND DATE OF SIGNING:

DOUGLAS K. RABORN 	DELRAY BEACH, FL 	Sept. 30, 1999

REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDING REPORT.

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT.

LIST OF OTHER MANAGAER REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGER:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:
FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHERS INCLUDED MANAGERS:
NO.  13 F FILE NUMBER NAME

RABORN & CO., INC.
FORM 13F
Sept 30, 1999
                                      									VOTING AUTHORITY
									                                          	NONE
ABBOTT LAB	       COM	002824100	488    13300 SH   SOLE			13300
ANSWERTHINK    	  COM	036916104	315    32778 sh    SOLE		32778
BANC ONE       	  COM	06423a103	263   	7552  SH   SOLE		7552
BANK OF AMERICA   COM	060505104	237   	4253  SH   SOLE		4253
BEMIS COMPANY	    COM	081437102	201   	5920  SH   SOLE		5920
CHASE MANHATTAN   COM	16161A108	1579  	20950 SH   SOLe  20950
CHEVRON CORP	     COM	166751107 245   	2760  SH   SOLE		2760
CITIGROUP INC	    COM	172967101 4594  104418 SH   SOLE		104418
COCA-COLA         COM	191216100 232   	4800  SH   SOLE		4800
EMERSON ELECT	    COM	291011104	472   	7472  SH   SOLE		7472
EXXON	           	COM	302290101	633    8328  SH   SOLe	  8328
GRG, INC	         COM	36225R103	13    10000 SH   SOLE		10000
GENERAL ELEC	     COM	369604103	1220  	10288 SH   SOLE		10288
IBM		             COM	459200101	4035  	33350 SH   SOLE		33350
INTEL             COM 458140100 2655   35730 SH   SOLE 35730
JC PENNEY	        COM 708160106	1923  	55750 SH   SOLE		55750
LUCENT TECH	      COM	549463107	3266   50338 SH   SOLE		50338
MARSHALL&ISLEY    COM	571834100	209   	3663  SH   SOLE		3663
MATTEL		          COM 577081102	1523  	80175 SH   SOLE		80175
MAYTAG	          	COM	578592107	1243  	37300 SH   SOLE		37300
MICRON TECH       COM 595112103 2109   31720 SH   SOLE  31720
MINNESOTA MIN     COM	604059105	211   	2200  SH   SOLE		2200
MOBIL 	          	COM	607059102	292   	2900  SH   SOLE		2900
PROCTOR&GAMBLE    COM	742718109	420   	4480  SH   SOLE		4480
QUARKER OATS     	COM	747402105	214    3456  SH   SOLE		3456
SALTON	          	COM	795757103	7466  	240849 SH  SOLE	 240849
SOURCE INFO      	COM	836151209	6931   488535 SH  SOLE	 488535
SOUTH TRUST      	COM	844730101 219   	6100  SH   SOLE		6100
SUN MICRO	        COM	866810104	4543   48850 SH   SOLE		48850
TEXAS INSTR       COM 882508104 230    2800  SH   SOLE		2800
TITAN CORP       	COM	888266103	7987  555645 SH   SOLE		555645
WALGREENS        	COM	931422109	837	  33000 SH   SOLE		33000
WARNER LAMBERT    COM	934488107	2378  35825 SH   SOLE  35825

REPORT SUMMARY	39 DATA RECORDS	68474		0 OTHER MANAGERS ON WHOSE BEHALF REPO